Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jan. 31, 2015	Jan. 31, 2014
Property and equipment and cumulative eligible capital	$ 12,000	$ 22,000
Mineral resource expenditures	5,099,000	5,733,000
Financing costs	116,000	189,000
Non-capital losses-Canada	3,482,000	3,591,000
Less: valuation allowance	(8,709,000)	(9,535,000)
Deferred Tax Assets (Liabilities), Net, Total	$ 0	$ 0